Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Trend Fund
Entity Central Index Key	0000035402
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Trend Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Trend Fund
Class Name	Fidelity® Trend Fund
Trading Symbol	FTRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 4,116,328,546
Holdings Count | shares	117
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,116,328,546
Number of Holdings	117
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.3 Consumer Discretionary 19.0 Industrials 17.3 Communication Services 11.7 Financials 5.2 Health Care 3.5 Real Estate 1.2 Materials 0.8 Consumer Staples 0.6 Utilities 0.2 Common Stocks 99.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.1 Canada 0.7 France 0.4 United Kingdom 0.4 Italy 0.4 Finland 0.3 Korea (South) 0.2 Germany 0.2 Switzerland 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Canada - 0.7 France - 0.4 United Kingdom - 0.4 Italy - 0.4 Finland - 0.3 Korea (South) - 0.2 Germany - 0.2 Switzerland - 0.2 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.2 Microsoft Corp 7.6 Apple Inc 6.0 Amazon.com Inc 5.8 Meta Platforms Inc Class A 4.7 Broadcom Inc 4.4 Axon Enterprise Inc 3.4 Netflix Inc 2.7 Tesla Inc 2.5 Alphabet Inc Class A 2.5 52.8